Related Party Transactions and Balances - Additional Information (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2017 vessel	Nov. 30, 2017 tanker	Oct. 31, 2017 vessel	Sep. 25, 2017
Related Party Transaction [Line Items]
Due from affiliates		$ 44,765,000		$ 44,765,000		$ 77,811,000
Due to affiliates		285,500,000		285,500,000		296,600,000
Interest expense		6,946,000	$ 6,927,000	20,840,000	$ 15,409,000
Financial Guarantee
Related Party Transaction [Line Items]
Maximum exposure		$ 495,000,000		$ 495,000,000
Subordinated Promissory Notes | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage		10.00%		10.00%						10.00%
Interest payment date, period				6 months
Interest expense		$ 4,700,000	5,000,000	$ 14,600,000	5,000,000
Subordinated Promissory Notes | 2016 Teekay Corporation Promissory Note | Cash
Related Party Transaction [Line Items]
Interest rate, percentage		5.00%		5.00%
Interest expense paid in cash and settled through issuance of common units					9,600,000
Subordinated Promissory Notes | 2016 Teekay Corporation Promissory Note | Cash Equivalents
Related Party Transaction [Line Items]
Interest rate, percentage		5.00%		5.00%
Interest expense paid in cash and settled through issuance of common units					1,700,000
Subordinated Promissory Notes | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage		10.00%		10.00%
Interest payment date, period				6 months
Interest expense		$ 300,000		$ 300,000
Subordinated Promissory Notes | Brookfield Promissory Note | Cash
Related Party Transaction [Line Items]
Interest rate, percentage		5.00%		5.00%
Subordinated Promissory Notes | Brookfield Promissory Note | Cash Equivalents
Related Party Transaction [Line Items]
Interest rate, percentage		5.00%		5.00%
Subsequent Event
Related Party Transaction [Line Items]
Number of vessels | vessel									2
Brookfield
Related Party Transaction [Line Items]
Percentage of noncontrolling interest acquired		59.50%		59.50%
Newbuildings | Shuttle Tankers
Related Party Transaction [Line Items]
Shipbuilding and supervision costs				$ 3,400,000		2,200,000
Newbuildings | Shuttle Tankers | Subsequent Event
Related Party Transaction [Line Items]
Number of vessels							2	2
Teekay Corporation | Shuttle Tankers
Related Party Transaction [Line Items]
Number of vessels | vessel		2		2
Teekay Corporation | FSO Units
Related Party Transaction [Line Items]
Number of vessels | vessel		3		3
General Partner | Brookfield
Related Party Transaction [Line Items]
Percentage of noncontrolling interest acquired										49.00%
Randgrid Shuttle Tanker
Related Party Transaction [Line Items]
Shipbuilding and supervision costs				$ 16,900,000		13,800,000
Operating lease arrangement period, lessor				3 years
Petrojarl I FPSO Unit
Related Party Transaction [Line Items]
Shipbuilding and supervision costs				$ 3,700,000		$ 2,800,000
Entity acquired, purchase price	$ 57,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Guarantee fee		$ 1,900,000	$ 1,800,000	$ 5,800,000	$ 1,800,000